Borrowings And Other Financings (Principal Amounts Of Long Term Debt Including Senior Notes And Non Recourse Funding By Maturity) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Principal Amounts of Long Term Debt Including Senior Notes and Non Recourse Funding by Maturity [Line Items]
Line of credit facility, unused credit capacity	$ 1,600,000,000
Long-term borrowings
Principal Amounts of Long Term Debt Including Senior Notes and Non Recourse Funding by Maturity [Line Items]
2012	222,000,000
2013
2014	600,000,000
2015	497,000,000
2016 and thereafter	6,669,000,000 [1]
Total	7,988,000,000
Repayments Requiring Regulatory Approval
Principal Amounts of Long Term Debt Including Senior Notes and Non Recourse Funding by Maturity [Line Items]
Repayment of secured debt	$ 3,300,000,000

[1]	Repayment of $3.3 billion of our non-recourse funding obligations requires regulatory approval.